Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents

3.Cash and cash equivalents

Cash and cash equivalents represent cash at bank and demand deposits placed with banks which have original maturities of three months or less and are readily convertible to known amount of cash. The balance of cash and cash equivalents as of December 31, 2022 and 2023 primarily consist of the following:

	As of December 31,
	2022 (As adjusted)	2023
	RMB	RMB
Short‑term bank deposits with initial terms within three months	52,767	155,819
Cash at bank	1,215,745	2,234,479
Cash and cash equivalents	1,268,512	2,390,298